PIPE Loans (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 02, 2024	May 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		4,800
Proceeds from Convertible Debt					$ 145,992
Convertible Notes Payable					$ 450,000
Amortization of Debt Discount (Premium)				$ 0
Interest Expense, Operating and Nonoperating			$ 177,281	$ 0
Interest Expense, Debt		$ 192,857
Series A Warrants [Member]
Debt Instrument, Face Amount			$ 15,500,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1,409,091
Convertible Notes Payable			$ 4,650,000
Series B Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1,550,000
Convertible Notes Payable			$ 4,650,000
Maximum [Member] | Series A Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1,409,091
Maximum [Member] | Series B Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1,550,000
Purchase Agreement [Member]
Debt Instrument, Face Amount	$ 4,650,000		$ 6,200,000
Proceeds from Convertible Debt	$ 4,185,000		5,580,000
Purchase Agreement [Member] | Series A Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,409,091
Purchase Agreement [Member] | Series B Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,550,000
Purchase Agreement [Member] | Maximum [Member]
Debt Instrument, Face Amount			10,850,000
Purchase Agreement [Member] | Minimum [Member]
Debt Instrument, Face Amount			250,000
P I P E Convertible Notes [Member]
Debt Instrument, Face Amount			15,500,000
Convertible Notes Payable			4,650,000
Amortization of Debt Discount (Premium)			465,000
Other Long-Term Debt			4,185,000
Interest Expense, Operating and Nonoperating			152,645
Interest Expense, Debt			2,401
P I P E Convertible Notes [Member] | Series A Warrants [Member]
Debt Instrument, Face Amount			15,500,000
P I P E Convertible Notes [Member] | Purchase Agreement [Member]
Debt Instrument, Face Amount	$ 4,650,000
Proceeds from Convertible Debt	$ 4,185,000
Debt Instrument, Interest Rate During Period	10.00%
P I P E Convertible Notes [Member] | Purchase Agreement [Member] | Maximum [Member]
Debt Instrument, Face Amount	$ 15,500,000
P I P E Convertible Note [Member]
Interest Expense, Operating and Nonoperating			459,329
Interest Expense, Debt			$ 24,197